Fair Value (Tables)	6 Months Ended
Feb. 28, 2019
Fair Value [Abstract]
Carrying Values And Estimated Fair Values
	February 28, 2019		August 31, 2018
	Carryingvalue	Estimatedfair value	Carryingvalue	Estimatedfair value
	$	$	$	$
Liabilities
Long-term debt (including current portion)(1)	5,306	5,801	4,311	4,788
(1)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.